Trade and Other Receivables - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of trade and other receivables [line items]
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 1,659.4	$ 233.6	¥ 936.9
Outstanding bills receivable endorsed to suppliers with recourse obligation	¥ 1,629.8	$ 229.4	¥ 1,032.1
Top of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	90 days
Bills receivables discounted maturity period	12 months
Bottom of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days